Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024
Long term investments - common shares held [line items]
Fair value beginning balance		$ 127,468		$ 245,678		$ 98,190		$ 86,899		$ 246,026
Cost of Additions						3,117				5,121
Proceeds of Disposition				(177,088)						(177,088)
Fair Value Adjustment Gains (Losses)		40,520	[1]	18,309	[2]	66,681	[2]			12,840	[2]
Fair value ending balance		167,988		86,899		167,988		98,190		86,899
Realized Gain on Disposal				35,768						35,768
Investments in streaming or royalty partners [member]
Long term investments - common shares held [line items]
Fair value beginning balance		121,799		74,717		93,915		82,949		75,481
Cost of Additions										5,121
Fair Value Adjustment Gains (Losses)		39,595	[1]	8,232	[2]	67,479	[2]			2,347	[2]
Fair value ending balance		161,394		82,949		161,394		93,915		82,949
Other strategic investments [member]
Long term investments - common shares held [line items]
Fair value beginning balance		5,669		170,961	[3]	4,275		3,950	[3]	170,545	[3]
Cost of Additions						3,117
Proceeds of Disposition	[3]			(177,088)						(177,088)
Fair Value Adjustment Gains (Losses)		925	[1]	10,077	[2],[3]	798	[2]			10,493	[2],[3]
Fair value ending balance		$ 6,594		3,950	[3]	$ 6,594		$ 4,275		3,950	[3]
Realized Gain on Disposal	[3]			$ 35,768						$ 35,768

[1]	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”)
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.
[3]	Includes shares of Hecla Mining Company (“Hecla”) which were received on September 7, 2022 as partial consideration for the termination of the Keno Hill PMPA. These shares were disposed of during the period as they were no longer part of the Company’s strategic objectives.